Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-Based Payment
Beginning outstanding balance - stock options (period) (in shares)	66
Exercised - stock options (period) (in shares)	(18)
Forfeited or expired - stock options (period) (in shares)	(31)
Ending outstanding balance - (stock options) (in shares)	17	66
Ending exercisable balance - shares (stock options)	17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 30.62
Weighted average exercise price - stock options exercised (period) (per share)	$ 0
Weighted average exercise price - stock options forfeited or expired (period) (per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 27.38	$ 30.62
Weighted average exercise price - ending exercisable balance (stock options) (per share)	$ 27.37
Weighted average remaining contractual term (years) - for stock options outstanding at beginning of year (in years)	4 years 6 months 11 days	1 year 11 months 26 days
Weighted average remaining contractual term (years) - for stock options outstanding at year end (in years)	4 years 6 months 11 days	1 year 11 months 26 days
Weighted average remaining contractual term (years) - for stock options exercisable at year end (in years)	4 years 6 months 4 days
Aggregate intrinsic value of stock options outstanding at beginning of year	$ 148
Aggregate intrinsic value of stock options outstanding at year end	123	148
Aggregate intrinsic value of stock options exercisable at year end	$ 123